Supplement dated May 11, 2010
to the Prospectuses and the Summary
Prospectuses (where applicable)

Dated April 30, 2010
VAN KAMPEN COMSTOCK FUND
VAN KAMPEN ENTERPRISE FUND
VAN KAMPEN EQUITY AND INCOME FUND
VAN KAMPEN HARBOR FUND
VAN KAMPEN LIMITED DURATION FUND
VAN KAMPEN REAL ESTATE SECURITIES FUND
VAN KAMPEN U.S. GOVERNMENT TRUST,
on behalf of its series,
Van Kampen U.S. Mortgage Fund,
each as previously supplemented on April 30, 2010

Dated March 31, 2010
VAN KAMPEN GROWTH AND INCOME FUND
VAN KAMPEN TAX-EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund,
each as previously supplemented on March 31, 2010

Dated February 26, 2010
VAN KAMPEN TRUST II,
on behalf of its series,
Van Kampen Global Bond Fund
Van Kampen Global Tactical Asset Allocation Fund,
each as previously supplemented on February 26, 2010

Dated January 29, 2010
VAN KAMPEN TAX FREE TRUST,
on behalf of its series,
Van Kampen California Insured Tax Free Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND,
each as previously supplemented on February 1, 2010
and January 29, 2010
VAN KAMPEN GOVERNMENT SECURITIES FUND,
as previously supplemented on January 29, 2010

Dated December 30, 2009
VAN KAMPEN EQUITY TRUST II,
on behalf of its series,
Van Kampen American Franchise Fund
Van Kampen Equity Premium Income Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Technology Fund,
each as previously supplemented on January 8, 2010
and December 30, 2009
VAN KAMPEN TRUST,
on behalf of its series,
Van Kampen Core Plus Fixed Income Fund
VAN KAMPEN CORPORATE BOND FUND
VAN KAMPEN HIGH YIELD FUND,
each as previously supplemented on January 8, 2010
and December 30, 2009

Dated October 30, 2009
VAN KAMPEN SERIES FUND, INC.,
on behalf of its series,
Van Kampen American Value Fund
Van Kampen Emerging Markets Fund
Van Kampen Global Franchise Fund,
each as previously supplemented on January 8, 2010
and October 30, 2009
Van Kampen Global Equity Allocation Fund,
as previously supplemented on January 15, 2010, January 8, 2010 and October 30, 2009
VAN KAMPEN CAPITAL GROWTH FUND,
as previously supplemented on January 8, 2010 and October 30, 2009

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund,
each as previously supplemented on January 8, 2010, November 23, 2009,
November 20, 2009, October 20, 2009, September 14, 2009
and August 14, 2009
Van Kampen Core Equity Fund

Van Kampen Mid Cap Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Utility Fund
Van Kampen Value Opportunities Fund,
each as previously supplemented on January 8, 2010, October 20, 2009,
September 14, 2009 and August 14, 2009
Van Kampen Leaders Fund,
as previously supplemented on January 8, 2010, November 20, 2009, October 20, 2009,
September 14, 2009 and August 14, 2009

The Prospectus and the Summary Prospectus (as applicable) are hereby supplemented as follows:

On October 19, 2009, Morgan Stanley, the parent company of Van Kampen Investments Inc., announced that it had reached a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”). The transaction (“Transaction”) affects the part of the asset management business that advises funds, including the Van Kampen family of funds. The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close on or about June 1, 2010.

In connection with the Transaction, the Fund’s Board of Trustees/Directors (the “Board”) has approved, subject to shareholder approval, that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”) advised by an affiliate of Invesco that has substantially the same investment objectives, principal investment strategies and risks as the Fund (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Fund at a special meeting of shareholders held on May 11, 2010. It is expected that both the Transaction and the Reorganization will close on or about June 1, 2010 at which time shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund. Upon completion of the Reorganization, the Fund will dissolve pursuant to a plan of dissolution adopted by the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPT42 5/10